Selected Quarterly Financial Data (Unaudited) - Selected Unaudited Quarterly Consolidated Statements of Operations Data (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Operations Data:
Revenues	$ 45,342		$ 41,934		$ 37,704		$ 35,525		$ 33,125		$ 29,588		$ 27,005		$ 24,808		$ 160,505	$ 114,526	$ 78,877
Gross profit	28,190		25,966		23,042		21,788		20,755		18,356		15,943		14,569		98,986	69,623	45,879
Operating loss	(10,355)		(8,151)		(13,119)		(9,408)		(6,341)		(9,038)		(8,725)		(9,723)		(41,033)	(33,827)	(13,839)
Net loss	$ (13,365)	[1]	$ (8,852)	[1]	$ (13,619)	[1]	$ (10,262)	[1]	$ (7,083)	[1]	$ (9,568)	[1]	$ (9,010)	[1]	$ (9,729)	[1]	$ (46,098)	$ (35,390)	$ (13,903)
Net loss per share, basic and diluted	$ (0.22)		$ (0.36)		$ (0.60)		$ (0.45)		$ (0.31)		$ (0.43)		$ (0.40)		$ (0.44)		$ (1.39)	$ (1.58)	$ (0.64)

[1]	In the fourth quarter of 2013, in connection with a debt refinancing transaction, the Company recorded a loss on early extinguishment of debt, which was classified in interest expense. Refer to Note 4 for additional details.